Intangible Assets, Net - Components (Details) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Asset Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,520	$ 6,446
Accumulated amortization, net of impairment	(3,388)	(4,793)
Total amortizable intangible assets, net	132	1,653
Website development costs
Asset Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	20	20
Leronlimab (PRO 140) patent
Asset Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,500	3,500
ProstaGene, LLC acquisition
Asset Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross		$ 2,926